DISCONTINUED OPERATIONS-FTD COMPANIES, INC. AND CLASSMATES, INC. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Total current assets	$ 30,690	$ 28,118
Current liabilities:
Total current liabilities	21,199	61,600
FTD
Current liabilities:
Transaction-related expenses associated with the FTD Spin-Off Transaction			$ 1,700
FTD Companies, Inc. and Classmates, Inc. | Discontinued operations, disposed of by sale
Revenues and income (loss) from discontinued operations
Revenues	31,523	52,416	573,893
Operating expenses:
Cost of revenues	5,488	9,813	337,867
Sales and marketing	12,696	20,007	106,874
Technology and development	5,678	10,599	26,485
General and administrative	1,714	15,416	52,776
Amortization of intangible assets	988	5,203	25,020
Contingent consideration-fair value adjustment			5,124
Restructuring and other exit costs	3	502	1,308
Impairment of goodwill, intangible assets and long-lived assets			17,684
Total operating expenses	26,567	61,540	562,890
Operating income (loss)	4,956	(9,124)	11,003
Interest income	1	1	536
Interest expense			(10,926)
Other income, net		(88)	304
Gain on disposal of discontinued operations	20,787
Income (loss) from discontinued operations before income taxes	25,744	(9,211)	917
Provision for (benefit from) income taxes	278	(224)	3,476
Income (loss) from discontinued operations, net of tax	25,466	(8,987)	$ (2,559)
Classmates | Discontinued operations, disposed of by sale
Current assets:
Cash and cash equivalents		161
Accounts receivable, net		397
Inventory, net		3
Deferred tax assets		3,746
Other current assets		1,365
Total current assets		5,672
Property and equipment, net		7,740
Goodwill		16,152
Intangible assets, net		8,714
Other assets		205
Total assets		38,483
Current liabilities:
Accounts payable		2,591
Accrued liabilities		12,284
Deferred revenue		16,670
Total current liabilities		31,545
Deferred revenue		1,897
Deferred tax liabilities, net		3,256
Total liabilities		$ 36,698
Disposal related transaction costs	300
Classmates | Discontinued operations, disposed of by sale | Multistate Work Group Settlement
Current liabilities:
Gain related to insurance recovery	$ 2,800